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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-09000
                                  ----------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3100 Tower Boulevard, Suite 700       Durham, North Carolina        27707
--------------------------------------------------------------------------------
 (Address of principal executive offices)                          (Zip code)


                               Larry D. Coats, Jr.


Oak Value Capital Management, Inc. 3100 Tower Blvd., Suite 700  Durham, NC 27707
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (919) 419-1900
                                                     ----------------


Date of fiscal year end:        June 30, 2005
                        -------------------------------


Date of reporting period:       September 30, 2004
                          -----------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES   COMMON STOCKS -- 98.8%                                   VALUE
--------------------------------------------------------------------------------
             CONSUMER RELATED -- 27.3%
   154,100   AutoZone, Inc. (a)                                 $   11,904,225
   373,850   Cadbury Schweppes PLC - ADR                            11,555,703
   423,275   Constellation Brands, Inc. - Class A (a)               16,109,847
    95,000   Diageo PLC - ADR                                        4,790,850
   243,150   Ross Stores, Inc.                                       5,699,436
   613,750   Zale Corp. (a)                                         17,246,375
                                                                --------------
                                                                    67,306,436
                                                                --------------

             DIVERSIFIED -- 15.6%
       115   Berkshire Hathaway, Inc. - Class A (a)                  9,964,750
     5,413   Berkshire Hathaway, Inc. - Class B (a)                 15,540,723
   595,150   Cendant Corp.                                          12,855,240
                                                                --------------
                                                                    38,360,713
                                                                --------------

             FINANCE RELATED -- 13.3%
   172,725   Ambac Financial Group, Inc.                            13,809,364
   189,600   Certegy, Inc.                                           7,055,016
   456,175   Equifax, Inc.                                          12,024,773
                                                                --------------
                                                                    32,889,153
                                                                --------------

             INSURANCE -- 12.8%
   202,975   AFLAC, Inc.                                             7,958,650
   200,000   PartnerRe, Ltd.                                        10,938,000
   172,325   XL Capital Ltd. - Class A                              12,750,327
                                                                --------------
                                                                    31,646,977
                                                                --------------

             MEDIA -- 14.3%
   239,125   Dow Jones & Co., Inc.                                   9,710,866
   257,970   E.W. Scripps Co. (The) - Class A                       12,325,807
   812,425   Time Warner, Inc. (a)                                  13,112,539
                                                                --------------
                                                                    35,149,212
                                                                --------------

             TECHNOLOGY -- 6.0%
   308,075   Hewlett-Packard Co.                                     5,776,406
   375,700   IMS Health, Inc.                                        8,986,744
                                                                --------------
                                                                    14,763,150
                                                                --------------

             TELECOMMUNICATIONS -- 9.5%
   551,975   Comcast Corp. - Class A Special (a)                    15,411,142
   244,175   Cox Communications, Inc. - Class A (a)                  8,089,518
                                                                --------------
                                                                    23,500,660
                                                                --------------

             TOTAL COMMON STOCKS (Cost $178,918,594)            $  243,616,301
                                                                --------------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES   CASH EQUIVALENTS -- 1.1%                                 VALUE
--------------------------------------------------------------------------------

 2,687,805   First American Government Obligations Fund - Class S
              (Cost $2,687,805)                                 $    2,687,805
                                                                --------------

             TOTAL INVESTMENTS AT VALUE  -- 99.9%
              (Cost $181,606,399)                               $  246,304,106

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%             266,022
                                                                --------------

             NET ASSETS -- 100.0%                               $  246,570,128
                                                                ==============



(a) Non-income producing security.

See accompanying notes to schedule of investments.

OAK VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)



1. SECURITIES VALUATION

The Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.



2. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2004:

Cost of portfolio investments              $181,616,435
                                           ============


Gross unrealized appreciation              $ 68,985,499

Gross unrealized depreciation               (4,297,828)
                                           ------------

Net unrealized appreciation                $ 64,687,671
                                           ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Oak Value Trust
             -----------------------------------------------------




By (Signature and Title)*     /s/ Larry D. Coats, Jr.
                           ---------------------------------------
                              Larry D. Coats, Jr., President


Date       November 18, 2004
      ----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Larry D. Coats, Jr.
                           ---------------------------------------
                           Larry D. Coats, Jr., President


Date       November 18, 2004
      ----------------------------------


By (Signature and Title)*     /s/ Mark J. Seger
                           ---------------------------------------
                           Mark J. Seger, Treasurer


Date       November 18, 2004
      ----------------------------------


* Print the name and title of each signing officer under his or her signature.